UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	09/30/07

SSL-DOCS2 70180139v2

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
September 30, 2007 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)

Banks--3.9%
Bank of America	291,216	14,639,428
HSBC Holdings, ADR	50,000 a	4,630,000
SunTrust Banks	126,600 a	9,579,822
		28,849,250
Capital Goods--9.0%
Caterpillar	50,000	3,921,500
Emerson Electric	304,800	16,221,456
Fluor	40,000 a	5,759,200
General Electric	865,500	35,831,700
United Technologies	64,000	5,150,720
		66,884,576
Consumer Durables & Apparel--1.7%
Christian Dior	72,700 a	9,305,321
Polo Ralph Lauren	40,000	3,110,000
		12,415,321
Consumer Services--1.5%
McDonald's	204,500	11,139,115
Diversified Financials--9.4%
American Express	190,500 a	11,309,985
Ameriprise Financial	61,500	3,881,265
Citigroup	601,524	28,073,125
JPMorgan Chase & Co.	355,100	16,270,682
Merrill Lynch & Co.	145,500	10,371,240
		69,906,297
Energy--18.6%
BP, ADR	75,000	5,201,250
Chevron	310,300	29,037,874
ConocoPhillips	215,000	18,870,550
Exxon Mobil	550,064 a	50,913,924
Halliburton	100,000	3,840,000
Occidental Petroleum	140,000 a	8,971,200
Royal Dutch Shell, ADR	59,800	4,914,364
Total, ADR	120,000	9,723,600
Transocean	60,000 a,b	6,783,000
		138,255,762
Food & Staples Retailing--5.6%
SYSCO	100,000 a	3,559,000
Wal-Mart Stores	125,700	5,486,805
Walgreen	624,900	29,520,276
Whole Foods Market	70,000 a	3,427,200
		41,993,281
Food, Beverage & Tobacco--18.3%
Altria Group	620,400	43,136,412
Anheuser-Busch Cos.	145,100	7,253,549
Coca-Cola	610,500	35,085,435
Nestle, ADR	241,000	27,076,350
PepsiCo	318,900	23,362,614
		135,914,360
Health Care--.5%
Medtronic	65,000	3,666,650
Household & Personal Products--4.2%
Estee Lauder Cos., Cl. A	65,000 a	2,759,900
Procter & Gamble	410,000	28,839,400
		31,599,300

Insurance--.8%
American International Group	90,920	6,150,738
Materials--1.4%
Praxair	121,000	10,134,960
Media--4.8%
McGraw-Hill Cos.	433,600 a	22,074,576
News, Cl. A	606,436	13,335,528
News, Cl. B	9,800	229,222
		35,639,326
Pharmaceuticals & Biotechnology--8.7%
Abbott Laboratories	314,100 a	16,842,042
Eli Lilly & Co.	100,000 a	5,693,000
Johnson & Johnson	355,000 a	23,323,500
Merck & Co.	180,000	9,304,200
Pfizer	170,000	4,153,100
Roche Holding, ADR	64,000	5,804,160
		65,120,002
Retailing--1.9%
Target	216,900 a	13,788,333
Semiconductors & Equipment--4.6%
Intel	1,054,700 a	27,274,542
Texas Instruments	188,500	6,897,215
		34,171,757
Software & Services--2.6%
Automatic Data Processing	120,000	5,511,600
Microsoft	477,300	14,061,258
		19,572,858
Technology Hardware & Equipment--.5%
Cisco Systems	120,000 a,b	3,973,200
Telecommunications--.5%
QUALCOMM	90,000	3,803,400
Total Common Stocks
(cost $464,689,047)		732,978,486

Other Investment--.2%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,283,000)	1,283,000 [c]	1,283,000

Investment of Cash Collateral for
Securities Loaned--6.8%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $50,800,517)	50,800,517 [c]	50,800,517

Total Investments (cost $516,772,564)	105.5%	785,062,003
Liabilities, Less Cash and Receivables	(5.5%)	(40,657,721)
Net Assets	100.0%	744,404,282

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At September 30, 2007, the total market value of the portfolio's securities on loan is $49,578,142 and the total market value of the collateral held by the portfolio is $50,800,517.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Developing Leaders Portfolio
September 30, 2007 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)

Commercial & Professional Services--10.1%
ABM Industries	66,600	1,330,668
Anixter International	62,000 a,b	5,111,900
COMSYS IT Partners	249,800a,b	4,199,138
Consolidated Graphics	9,700b	609,063
Deluxe	73,500a	2,707,740
Forrester Research	12,800a,b	301,696
Houston Wire & Cable	83,200a	1,506,752
IKON Office Solutions	378,100a	4,858,585
Kelly Services, Cl. A	42,100a	834,001
Kforce	124,500b	1,601,070
MPS Group	225,900a,b	2,518,785
Nautilus	213,400a	1,700,798
Performance Food Group	104,700a,b	3,154,611
Portfolio Recovery Associates	38,600a	2,048,502
PSS World Medical	25,700a,b	491,641
Rush Enterprises, Cl. A	101,000a,b	2,560,350
ScanSource	97,300a,b	2,735,103
Spherion	395,300b	3,265,178
TeleTech Holdings	185,600a,b	4,437,696
ValueClick	46,200a,b	1,037,652
Viad	149,200	5,371,200
Voyager Learning	85,100b	700,373
		53,082,502
Communications--.8%
Alaska Communications Systems
Group	259,700a	3,752,665
Centennial Communications	72,500a,b	733,700
		4,486,365
Consumer Durables--2.9%
Avatar Holdings	67,800a,b	3,385,254
Cooper Tire & Rubber	22,500	549,000
Fossil	173,500a,b	6,481,960
LoJack	40,400a,b	765,984
Polaris Industries	23,600a	1,029,432
THQ	122,900a,b	3,070,042
		15,281,672
Consumer Non-Durables--4.2%
American Greetings, Cl. A	31,900a	842,160
Boston Beer, Cl. A	49,300b	2,398,938
Central Garden & Pet, Cl. A	67,200b	603,456
Coca-Cola Bottling	7,000a	422,100
Flowers Foods	19,100a	416,380
Imperial Sugar	200,400a	5,236,452
NBTY	51,400a,b	2,086,840
Perry Ellis International	142,900a,b	3,959,759
Universal/Richmond, VA	44,900a	2,197,855
USANA Health Sciences	76,500a,b	3,346,875
Warnaco Group	17,400a,b	679,818
		22,190,633
Consumer Services--6.6%
Belo, Cl. A	161,600a	2,805,376
Entercom Communications, Cl. A	177,700a	3,434,941
Jack in the Box	81,500a,b	5,284,460

Lee Enterprises	53,100a	826,767
Media General, Cl. A	29,700a	817,047
Monarch Casino & Resort	31,900b	907,555
Pre-Paid Legal Services	36,900a,b	2,046,474
Priceline.com	75,700a,b	6,718,375
Ruby Tuesday	194,400a	3,565,296
Sinclair Broadcast Group, Cl. A	334,500a	4,027,380
Sotheby's	87,000a	4,157,730
		34,591,401
Electronic Technology--11.4%
Advanced Energy Industries	273,200a,b	4,125,320
Amkor Technology	199,100a,b	2,293,632
Anaren	54,800a,b	772,680
Arris Group	294,300b	3,634,605
Ceradyne	92,800b	7,028,672
Comtech Group	80,500b	1,465,905
CTS	130,000a	1,677,000
Cymer	77,900a,b	2,990,581
EMS Technologies	19,200b	470,976
Exar	325,666b	4,253,198
FEI	35,200a,b	1,106,336
Immersion	216,400a,b	3,544,632
InterDigital	125,100a,b	2,599,578
Intevac	250,500a,b	3,807,600
Mentor Graphics	244,600a,b	3,693,460
Methode Electronics	66,500	1,000,825
MIPS Technologies	185,100a,b	1,462,290
Novatel Wireless	46,300b	1,048,695
ON Semiconductor	218,300a,b	2,741,848
Oplink Communications	131,100a,b	1,790,826
Orbital Sciences	234,100a,b	5,206,384
Power Integrations	80,900b	2,403,539
Stratasys	18,800a,b	518,128
Trident Microsystems	35,600a,b	565,684
		60,202,394
Energy Minerals--2.9%
Atlas America	16,200	836,406
ATP Oil and Gas	20,900a,b	982,927
Comstock Resources	13,300a,b	410,172
Mariner Energy	222,900a,b	4,616,259
PetroHawk Energy	181,400b	2,978,588
PetroQuest Energy	23,200a,b	248,936
Resource America	49,200a	776,868
Western Refining	110,700a	4,492,206
		15,342,362
Finance--14.0%
Amcore Financial	41,900a	1,044,148
Amerisafe	44,500b	736,030
AMREP	17,000a	455,600
Aspen Insurance Holdings	25,900	722,869
BankUnited Financial, Cl. A	193,900a	3,013,206
Boston Private Financial Holdings	44,200a	1,230,528
Citizens Republic Bancorp	223,313a	3,597,572
Commerce Group	119,400a	3,518,718
Community Bank System	161,300a	3,148,576
Corus Bankshares	288,500a	3,756,270
CorVel	19,700b	455,464
First Busey	15,900a	348,369
First Community Bancshares	8,700a	315,201
First Financial Bancorp	107,100	1,368,738

First Midwest Bancorp/IL	33,800 a	1,154,608
FirstFed Financial	74,800 a,b	3,706,340
FirstMerit	170,200	3,363,152
Frontier Financial	76,000 a	1,773,080
Great Southern Bancorp	13,800 a	342,792
Greenhill & Co.	34,100	2,081,805
Irwin Financial	26,000 a	286,520
KNBT Bancorp	32,600 a	539,204
Knight Capital Group, Cl. A	106,400 a,b	1,272,544
Max Capital Group	15,400	431,816
National Penn Bancshares	101,352 a	1,658,119
NYMagic	29,800	828,738
Ocwen Financial	347,100 a,b	3,273,153
Odyssey Re Holdings	132,600 a	4,920,786
Pacific Capital Bancorp	212,400 a	5,586,120
Phoenix Cos.	350,600 a	4,946,966
RLI	55,500 a	3,147,960
RSC Holdings	25,400	416,560
SeaBright Insurance Holdings	20,500 a,b	349,935
Security Bank	26,000 a	325,520
Simmons First National, Cl. A	13,600 a	358,224
Stifel Financial	14,800 a,b	856,032
Susquehanna Bancshares	154,100 a	3,097,410
SWS Group	29,700	525,393
Trustmark	19,500 a	546,780
United Community Banks/GA	18,800 a	460,976
WesBanco	27,900 a	696,942
Wilshire Bancorp	44,600 a	489,262
WSFS Financial	23,100	1,441,440
Zenith National Insurance	31,500 a	1,414,035
		74,003,501
Health Care Technology--9.5%
American Oriental Bioengineering	241,300 a,b	2,690,495
Auxilium Pharmaceuticals	145,500 a,b	3,067,140
Bruker BioSciences	217,800 a,b	1,916,640
CONMED	150,400 b	4,209,696
Cubist Pharmaceuticals	135,600 a,b	2,865,228
Cutera	88,500 a,b	2,319,585
Cynosure, Cl. A	81,372 b	3,002,627
Gentiva Health Services	66,300 a,b	1,273,623
Geron	248,100 a,b	1,816,092
GTx	64,800 b	1,054,944
Immucor	155,900 b	5,573,425
Lifecell	69,200 a,b	2,599,844
Medicines	166,100 b	2,958,241
Obagi Medical Products	23,800	439,586
OSI Pharmaceuticals	61,800 a,b	2,100,582
Palomar Medical Technologies	28,100 b	800,569
Savient Pharmaceuticals	282,800 b	4,114,740
Sciele Pharma	231,400 a,b	6,021,028
ViroPharma	145,700 a,b	1,296,730
		50,120,815
Industrial Services--2.2%
Baker (Michael)	14,400 b	705,744
EMCOR Group	24,100 b	755,776
Grey Wolf	381,300 a,b	2,497,515
MarkWest Hydrocarbon	13,100 a	761,503
Matrix Service	16,000 b	335,200
Perini	40,600 b	2,270,758
Trico Marine Services	141,700 b	4,222,660

		11,549,156
Non-Energy Minerals--3.6%
Cleveland-Cliffs	64,400 a	5,665,268
Kaiser Aluminum	51,000	3,599,070
Olin	288,500 a	6,456,630
Ryerson	29,600 a	998,704
Steel Dynamics	45,800	2,138,860
USEC	29,100 a,b	298,275
		19,156,807
Process Industries--6.4%
AEP Industries	45,100 b	1,909,534
AptarGroup	72,300 a	2,738,001
CF Industries Holdings	102,300 a	7,765,593
GrafTech International	352,300 a,b	6,285,032
Headwaters	233,100 a,b	3,468,528
Mercer International	93,600 a,b	884,520
Sensient Technologies	45,000 a	1,299,150
Spartech	188,400 a	3,214,104
Terra Industries	194,800 a,b	6,089,448
		33,653,910
Producer Manufacturing--4.3%
Aaon	45,900 a	905,607
American Woodmark	75,700 a	1,876,603
Astec Industries	26,400 a,b	1,516,680
Belden	27,600 a	1,294,716
Encore Wire	48,600	1,221,318
Genlyte Group	69,900 a,b	4,491,774
Kadant	25,500 a,b	714,000
Knoll	235,900 a	4,184,866
RBC Bearings	22,000 a,b	843,700
Regal-Beloit	28,600 a	1,369,654
Wabtec	109,000 a	4,083,140
Walter Industries	13,000 a	349,700
		22,851,758
Retail Trade--5.7%
Aeropostale	201,900 a,b	3,848,214
Asbury Automotive Group	195,200	3,866,912
Big Lots	194,800 a,b	5,812,832
Dress Barn	141,200 a,b	2,401,812
Gymboree	52,000 a,b	1,832,480
Ingles Markets, Cl. A	59,300 a	1,699,538
Insight Enterprises	38,000 b	980,780
JoS. A. Bank Clothiers	95,600 a,b	3,194,952
Systemax	263,700 a	5,390,028
ValueVision Media, Cl. A	93,500 a,b	692,835
Winn-Dixie Stores	25,700 b	481,104
		30,201,487
Technology Services--8.1%
Albany Molecular Research	132,000 a,b	1,993,200
AMERIGROUP	72,700 a,b	2,506,696
Ansoft	84,800 b	2,796,704
Apria Healthcare Group	176,000 a,b	4,577,760
CSG Systems International	113,700 a,b	2,416,125
HealthSpring	20,600 b	401,700
Heartland Payment Systems	18,700 a	480,590
Imergent	23,600	529,348
Interwoven	201,900 b	2,873,037
Level 3 Communications	1 a,b	4
LHC Group	26,000 a,b	558,220
Manhattan Associates	181,000 b	4,961,210

Omnicell	168,700a,b	4,814,698
RealNetworks	281,600b	1,909,248
Sykes Enterprises	290,900b	4,831,849
Tyler Technologies	85,800a,b	1,145,430
Vignette	291,400b	5,848,398
		42,644,217
Transportation--2.9%
Genesee & Wyoming, Cl. A	78,800b	2,272,592
Horizon Lines, Cl. A	150,500a	4,594,765
Pacer International	172,800a	3,291,840
Pinnacle Airlines	67,100a,b	1,074,942
Saia	150,200b	2,482,806
SkyWest	62,400	1,570,608
		15,287,553
Utilities--3.7%
CH Energy Group	77,100a	3,685,380
El Paso Electric	194,200b	4,491,846
MGE Energy	18,200a	608,608
New Jersey Resources	48,500a	2,405,115
Piedmont Natural Gas	106,100a	2,662,049
Portland General Electric	78,600	2,185,080
South Jersey Industries	17,900a	622,920
Westar Energy	119,000	2,922,640
		19,583,638
Total Common Stocks
(cost $528,666,865)		524,230,171

Other Investment--.9%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,879,000)	4,879,000[c]	4,879,000

Investment of Cash Collateral for
Securities Loaned--37.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $198,573,361)	198,573,361[c]	198,573,361

Total Investments (cost $732,119,226)	137.8%	727,682,532
Liabilities, Less Cash and Receivables	(37.8%)	(199,778,747)
Net Assets	100.0%	527,903,785

a	All or a portion of these securities are on loan. At September 30, 2007, the total market value of the fund's securities on loan is $188,348,982 and the total market value of the collateral held by the fund is $198,573,361.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth And Income Portfolio
September 30, 2007 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)

Consumer Discretionary--7.9%
Best Buy	50,208 a	2,310,572
Gap	167,637	3,091,226
Home Depot	50,838 a	1,649,185
Nordstrom	37,690	1,767,284
Omnicom Group	34,644	1,666,030
Starbucks	32,114 b	841,387
Urban Outfitters	78,428 b	1,709,730
Walt Disney	37,847	1,301,558
		14,336,972
Consumer Staples--13.2%
Altria Group	33,437	2,324,874
Avon Products	62,815	2,357,447
Cadbury Schweppes, ADR	21,865	1,017,160
Colgate-Palmolive	20,169	1,438,453
Costco Wholesale	22,011	1,350,815
CVS	49,644	1,967,392
Kraft Foods, Cl. A	23,487	810,536
PepsiCo	14,158	1,037,215
Procter & Gamble	54,505	3,833,882
Wal-Mart Stores	100,598	4,391,103
Whole Foods Market	69,539 a	3,404,629
		23,933,506
Energy--7.0%
Chevron	20,165	1,887,041
Exxon Mobil	61,758	5,716,320
Halliburton	37,529	1,441,114
Schlumberger	21,718	2,280,390
Ultra Petroleum	22,914 b	1,421,585
		12,746,450
Exchange Traded Funds--2.1%
iShares Russell 1000 Growth Index
Fund	21,794	1,345,344
Powershares QQQ	27,542	1,415,934
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	6,949	1,060,278
		3,821,556
Financial--9.3%
American International Group	19,938	1,348,806
Bank of America	1	50
Charles Schwab	141,607	3,058,711
Citigroup	58,765	2,742,563
CME Group	3,959	2,325,319
Goldman Sachs Group	7,739	1,677,351
Morgan Stanley	25,088	1,580,544
State Street	18,835	1,283,794
Unum Group	116,569	2,852,443
		16,869,581
Health Care--14.8%
Allergan	46,684	3,009,717
Amylin Pharmaceuticals	57,159 a,b	2,857,950
Covance	13,724 a,b	1,069,100
Eli Lilly & Co.	17,205	979,481
Genentech	29,238 b	2,281,149
Gilead Sciences	67,716 b	2,767,553

Johnson & Johnson	14,000	919,800
Medtronic	35,380	1,995,786
Merck & Co.	27,818	1,437,912
Pfizer	53,444	1,305,637
Pharmaceutical Product Development	51,247	1,816,194
Schering-Plough	75,587	2,390,817
Thermo Fisher Scientific	70,705 b	4,081,093
		26,912,189
Industrial--6.4%
Canadian National Railway	26,941	1,535,637
FedEx	11,971 a	1,253,962
General Electric	142,855	5,914,197
Waste Management	75,524	2,850,276
		11,554,072
Information Technology--24.0%
Apple	47,367 b	7,272,729
Broadcom, Cl. A	74,989 a,b	2,732,599
Corning	81,848	2,017,553
eBay	66,374 b	2,589,913
EMC/Massachusetts	99,156 b	2,062,445
Google, Cl. A	4,815 b	2,731,405
Hewlett-Packard	85,324	4,248,282
Intersil, Cl. A	44,429	1,485,261
Juniper Networks	69,368 a,b	2,539,562
KLA-Tencor	30,904 a	1,723,825
Marvell Technology Group	150,219 b	2,459,085
Maxim Integrated Products	57,569	1,689,650
MEMC Electronic Materials	22,653 b	1,333,356
SanDisk	47,924 a,b	2,640,612
Symantec	44,145 b	855,530
Texas Instruments	88,843	3,250,765
Yahoo!	80,027 a,b	2,147,925
		43,780,497
Materials--1.3%
E.I. du Pont de Nemours & Co.	30,389	1,506,079
Ecolab	19,450	918,040
		2,424,119
Software--13.5%
Adobe Systems	82,083 b	3,583,744
Autodesk	19,815 b	990,155
Automatic Data Processing	30,445	1,398,339
Cisco Systems	188,946 b	6,256,002
Electronic Arts	66,038 b	3,697,468
Microsoft	260,826	7,683,934
Molex	31,407 a	845,791
		24,455,433
Total Common Stocks
(cost $155,876,804)		180,834,375

Other Investment--.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $151,000)	151,000 [c]	151,000

Investment of Cash Collateral for
Securities Loaned--11.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,798,587)	20,798,587 [c]	20,798,587

Total Investments (cost $176,826,391)	111.0%	201,783,962
Liabilities, Less Cash and Receivables	(11.0%)	(20,045,658)
Net Assets	100.0%	181,738,304

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At September 30, 2007, the total market value of the portfolio's securities on loan is $20,218,625 and the total market value of the collateral held by the portfolio is $20,798,587.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
September 30, 2007 (Unaudited)

Common Stocks--97.7%	Shares	Value ($)

Argentina--.3%
Pampa Holding, GDR	11,988 a	264,539
Australia--1.2%
Telstra (Installment Receipts)	411,454	1,044,255
Brazil--7.2%
All America Latina Logistica (Units)	71,337	1,015,764
Cia de Bebidas das Americas (AmBev), ADR (Preferred)	13,085	956,906
Cia Vale do Rio Doce, ADR	31,852	906,189
Diagnosticos da America	23,486	538,141
Petroleo Brasileiro, ADR (Preferred)	20,189	1,306,228
Porto Seguro	18,000	691,326
Tele Norte Leste Participacoes, ADR	35,908	806,494
		6,221,048
Canada--1.1%
Oncolytics Biotech	151,225 a	289,033
Teck Cominco Ltd.-Cl B	13,951	662,676
		951,709
China--1.2%
Jiangsu Expressway, Cl. H	812,000	1,044,736
Colombia--.6%
Suramericana de Inversiones	60,779	559,605
Denmark--1.1%
AP Moller - Maersk, Cl. B	68	934,055
Finland--1.7%
Nokia	39,234	1,491,879
France--8.3%
Alstom	5,495	1,117,395
AXA	20,116	900,338
France Telecom	31,048	1,040,226
Thales	15,103	885,567
Total	20,326	1,653,065
Veolia Environnement	9,621	828,698
Vivendi	18,793	793,412
		7,218,701
Germany--11.9%
Allianz	3,604	842,252
Comdirect Bank	39,566	493,224
Deutsche Boerse	10,724	1,460,734
E.ON	7,826	1,447,294
Fresenius Medical Care & Co.	12,483	663,574
Gerry Weber International	17,776	574,520
K+S	6,857	1,257,335
Praktiker Bau-und Heimwerkermaerkte Holding, Cl. A	21,878	819,120
SAP	12,193	713,895
Siemens	8,878	1,220,937
Symrise	31,818 a	844,105
		10,336,990
Greece--.7%
Public Power	16,320	647,107
Hong Kong--3.8%
Esprit Holdings	59,500	945,441
Jardine Matheson Holdings	16,800	480,480
Shanghai Real Estate	1,908,000	824,837
Swire Pacific Ltd., Cl A	85,000	1,030,744
		3,281,502
Indonesia--1.4%

Astra International	294,500	619,915
Bank Central Asia	918,000	617,354
		1,237,269
Japan--9.0%
Canon	20,500	1,118,912
Japan Tobacco	232	1,274,359
JFE Holdings, Inc.	13,500	956,605
Mitsubishi	42,000	1,330,838
Toyota Motor	31,100	1,835,543
Yamada Denki	12,940	1,280,764
		7,797,021
Kazakhstan--.5%
Kazkimmertsbank, GDR	33,653 a	461,383
Malaysia--1.6%
AMMB Holdings	511,400	651,350
Bursa Malaysia	221,700	715,686
		1,367,036
Netherlands--2.8%
ArcelorMittal	12,598	994,558
Koninklijke Philips Electronics	31,298	1,412,867
		2,407,425
Norway--3.1%
Aker Kvaerner	12,100	385,082
NYA	67,926	2,312,784
		2,697,866
Russia--2.4%
Evraz Group, GDR	13,524	860,803
Gazprom, ADR	11,352	501,123
Sistema JSFC, GDR	20,941	701,733
		2,063,659
Singapore--1.8%
DBS Group Holdings	37,000	538,109
Singapore Airlines	84,000	1,051,979
		1,590,088
South Africa--1.1%
MTN Group	58,448	917,290
South Korea--2.4%
LG Telecom	64,611 a	650,946
Samsung Fire & Marine Insurance	3,330	716,833
Shinsegae Co., Ltd.	970	675,179
		2,042,958
Sweden--2.7%
Tele2, Cl. B	47,525	1,026,820
Telefonaktiebolaget LM Ericsson, Cl. B	324,614	1,299,463
		2,326,283
Switzerland--8.7%
ABB	36,327	957,025
Bank Sarasin & Cie, Cl. B	127	558,721
Compagnie Financiere Richemont, Cl. A	12,947	858,275
Nestle	3,375	1,516,691
Nobel Biocare Holding	2,266	613,814
Novartis	17,576	970,320
Roche Holding	6,442	1,168,505
Syngenta	4,237	913,806
		7,557,157
Taiwan--.7%
Taiwan Semiconductor Manufacturing, ADR	60,757	614,861
Thailand--1.9%
Advanced Info Service PCL	245,000	683,542
Bangkok Bank	102,000	367,712
Bank of Ayudhya PCL	697,400	601,207

		1,652,461
United Kingdom--18.5%
Admiral Group	31,709	575,698
Anglo American PLC	21,910	1,465,615
BP	143,540	1,666,732
British American Tobacco	40,006	1,423,726
Cable & Wireless	296,725	1,112,321
eaga	78,099 a	316,401
GlaxoSmithKline	38,788	1,029,353
ICAP	128,325	1,380,361
Old Mutual	122,215	396,368
Prudential	61,001	933,048
Smith & Nephew	50,584	616,394
Standard Chartered	40,311	1,320,956
Tesco	91,186	817,127
Vodafone Group	435,335	1,572,154
Xstrata	20,396	1,337,959
		15,964,213
Total Common Stocks
(cost $65,994,810)		84,693,096

Preferred Stocks--.7%

Italy
Unipol
(cost $681,121)	195,837	614,509

Total Investments (cost $66,675,931)	98.4%	85,307,605
Cash and Receivables (Net)	1.6%	1,417,750
Net Assets	100.0%	86,725,355

ADR - American Depository Receipts
GDR - Global Depository Receipts
a Non-income producing security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
September 30, 2007 (Unaudited)

Common Stocks--94.6%	Shares	Value ($)

Australia--3.5%
Amcor	268,538	1,758,659
Insurance Australia Group	119,141	555,060
National Australia Bank	50,551	1,781,349
Suncorp-Metway	71,676	1,291,187
Tabcorp Holdings	110,473	1,485,211
Telstra	57,400	222,084
		7,093,550
Belgium--.7%
Fortis	41,920	1,234,674
Fortis (Rights)	41,920 a	222,421
		1,457,095
Brazil--1.0%
Petroleo Brasileiro, ADR	10,940	825,970
Tele Norte Leste Participacoes, ADR	49,600	1,114,016
		1,939,986
Finland--1.0%
UPM-Kymmene	81,668	1,975,553
France--9.6%
BNP Paribas	14,070	1,540,022
Credit Agricole	68,333	2,636,384
France Telecom	50,560	1,693,952
Lafarge	4,790	742,294
Lagardere	13,820	1,176,577
Peugeot	7,590	626,587
Sanofi-Aventis	62,540	5,296,744
Thomson	68,860	1,048,936
Total	55,470	4,511,243
Total, ADR	2,690	217,971
		19,490,710
Germany--9.8%
Adidas	22,820	1,497,216
Allianz	7,950	1,857,909
Bayerische Motoren Werke	22,860	1,473,119
Deutsche Post	115,790	3,369,086
Deutsche Telekom	117,550	2,310,376
E.ON	7,319	1,353,532
Hannover Rueckversicherung	4,360	221,260
Heidelberger Druckmaschinen	26,110	1,142,544
Muenchener Rueckversicherungs	11,860	2,279,758
RWE	15,450	1,943,605
Siemens	18,620	2,560,694
		20,009,099
Greece--1.1%
Public Power	58,690	2,327,125
Hong Kong--2.2%
BOC Hong Kong Holdings	620,000	1,572,121
HongKong Electric Holdings	89,500	465,216
Hutchison Whampoa	181,900	1,946,012
Johnson Electric Holdings	1,130,500	590,537
		4,573,886
Ireland--.3%
Bank of Ireland	37,529	690,506
Israel--.3%
Teva Pharmaceutical Industries, ADR	13,410	596,343
Italy--5.4%

Banco Popolare Scarl	52,230 a	1,175,541
ENI	47,105	1,748,176
Mediaset	170,620	1,759,459
Saras	154,080	939,492
Telecom Italia	681,870	2,073,965
UniCredito Italiano	217,340	1,859,952
Unipol Gruppo Finanziario	433,980	1,477,828
		11,034,413
Japan--22.0%
77 Bank	92,500	622,437
Aeon	165,600	2,339,663
Astellas Pharma	11,300	542,007
Canon	22,659	1,236,752
Central Japan Railway	185	1,964,744
Chiyoda	31,600	569,672
Credit Saison	23,400	602,951
Dentsu	389	1,103,930
Funai Electric	3,000	130,577
JS Group	67,400	1,172,276
Kubota	223,000	1,836,414
Lawson	600	18,960
Matsumotokiyoshi	38,240	707,378
Mitsubishi	26,100	827,021
Mitsubishi UFJ Financial Group	338	3,198,773
Mitsui Trust Holdings	95,800	747,219
NGK Spark Plug	54,400	845,301
Nippon Express	385,500	1,916,174
Nippon Paper Group	377	1,165,049
Nissan Motor	232,000	2,324,544
NOK	59,200	1,267,743
Nomura Holdings	149,500	2,506,525
Ricoh	31,700	670,564
Rohm	18,400	1,625,767
Sekisui Chemical	168,300	1,235,055
Sekisui House	157,800	1,986,323
Seven & I Holdings	87,100	2,240,527
SFCG	2,728	382,098
Sumitomo Chemical	24,200	207,504
Sumitomo Mitsui Financial Group	394	3,069,684
Takeda Pharmaceutical	24,300	1,709,197
Teijin	224,200	1,094,896
THK	51,200	1,080,827
Tokyo Electron	11,800	747,804
Toyota Motor	15,400	908,918
		44,605,274
Malaysia--.5%
Malayan Banking	308,500	995,891
Mexico--.3%
Coca-Cola Femsa, ADR	15,860	680,553
Netherlands--2.9%
Aegon	82,832	1,586,664
Koninklijke Philips Electronics	17,970	811,209
Royal Dutch Shell, Cl. A	84,876	3,505,858
		5,903,731
Singapore--1.1%
DBS Group Holdings	149,830	2,179,052
South Africa--.4%
Nedbank Group	48,850	901,000
South Korea--2.5%
Hyundai Motor	9,813	792,417
Korea Electric Power, ADR	32,410	750,292

KT, ADR	45,950	1,151,048
Samsung Electronics	2,164	1,359,668
SK Telecom, ADR	32,450	963,765
		5,017,190
Spain--.8%
Banco Santander	32,410	630,066
Repsol	30,610	1,093,659
		1,723,725
Sweden--1.2%
Svenska Cellulosa, Cl. B	26,490	494,247
Telefonaktiebolaget LM Ericsson, ADR	5,140	204,572
Telefonaktiebolaget LM Ericsson, Cl. B	457,900	1,833,021
		2,531,840
Switzerland--7.4%
Ciba Specialty Chemicals	44,546	2,271,701
Clariant	47,560 a	584,794
Nestle	7,945	3,570,403
Novartis	91,230	5,036,542
Swiss Reinsurance	14,020	1,249,247
UBS	42,380	2,279,061
		14,991,748
Taiwan--1.1%
Compal Electronics	869,325	982,935
United Microelectronics, ADR	367,017	1,317,591
		2,300,526
United Kingdom--19.5%
Anglo American PLC	34,800	2,327,860
BP	433,154	5,029,619
British Energy Group	127,284	1,379,607
Centrica	104,760	810,369
Debenhams	405,810	770,129
Friends Provident	325,632	1,148,593
GlaxoSmithKline	124,990	3,316,974
HBOS	75,105	1,390,335
HSBC Holdings	150,214	2,780,007
Old Mutual	688,030	2,248,363
Reed Elsevier	127,902	1,617,360
Rentokil Initial	431,120	1,464,840
Rexam	66,729	752,986
Royal Bank of Scotland Group	323,397	3,460,043
Royal Dutch Shell, Cl. A	12,180	504,531
Smiths Group	8,883	194,678
Tesco	135,333	1,212,733
Trinity Mirror	88,790	751,073
Unilever	134,389	4,270,583
Vodafone Group	904,411	3,266,160
WPP Group	72,390	978,995
		39,675,838
Total Common Stocks
(cost $176,219,523)		192,694,634

Preferred Stocks--1.0%

Germany
Henkel
(cost $1,859,520)	37,770	1,944,217

Other Investment--2.6%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,300,000)	5,300,000 [b]	5,300,000

Total Investments (cost $183,379,043)	98.2%	199,938,851
Cash and Receivables (Net)	1.8%	3,690,919
Net Assets	100.0%	203,629,770

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
September 30, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--3.2%	Principal Amount ($)	Value ($)

Harris N.A.
5.44%, 11/13/07	5,000,000	5,000,000
Union Bank of California, N.A.
5.43%, 11/9/07	5,000,000	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $10,000,000)		10,000,000
Commercial Paper--42.4%

Allied Irish Banks N.A. Inc.
5.63%, 12/11/07	10,000,000	9,890,542
Alpine Securitization Corp.
6.15%, 10/12/07	5,000,000 a	4,990,650
Atlantis One Funding Corp.
5.32%, 10/22/07	5,000,000 a	4,984,687
Barclays U.S. Funding Corp.
5.30%, 10/10/07	5,000,000	4,993,550
Cancara Asset Securitisation Ltd.
5.27%, 12/20/07	10,000,000 a	9,884,444
Citigroup Funding Inc.
5.36%, 10/18/07	5,000,000	4,987,545
Commerzbank U.S. Finance Inc.
5.32%, 11/19/07	5,000,000	4,964,781
Crown Point Capital Co. LLC
5.32%, 10/22/07	5,000,000 a	4,984,687
Daimler Chrysler Revolving Auto Conduit LLC
5.41%, 11/8/07	5,000,000	4,971,817
FCAR Owner Trust, Ser. I
5.32%, 11/16/07	5,000,000	4,966,906
Gemini Securitization Corp., LLC
5.32%, 10/22/07	5,000,000 a	4,984,687
ING America Insurance Holdings Inc.
5.45%, 11/7/07	5,000,000	4,972,353
K2 (USA) LLC
5.33%, 10/3/07	5,000,000 a	4,998,539
Liquid Funding Ltd.
5.33%, 11/26/07	5,000,000 a	4,959,711
Santander Central Hispano Finance (Delaware) Inc.
5.51% - 5.70%, 12/13/07 - 3/14/08	15,000,000	14,763,307
Scaldis Capital Ltd.
5.24% - 5.32%, 10/23/07 - 12/21/07	13,023,000 a	12,922,249
Societe Generale N.A. Inc.
5.85%, 12/7/07	6,000,000	5,935,624
Solitaire Funding Ltd.
5.32% - 5.63%, 10/23/07 - 12/18/07	13,000,000 a	12,887,758
Windmill Funding Corp.
5.33%, 10/5/07	5,000,000 a	4,997,078
Total Commercial Paper

(cost $131,040,915)		131,040,915
Corporate Notes--6.1%

Cullinan Finance Ltd.
4.82%, 10/25/07	5,000,000 a,b	4,999,952
General Electric Capital Corp.
5.16%, 10/24/07	5,000,000 b	5,000,000
Harrier Finance Funding Ltd.
4.82%, 2/27/08	5,000,000 a,b	4,999,847
Wells Fargo & Co.
5.77%, 10/3/07	4,000,000 b	4,000,000
Total Corporate Notes
(cost $18,999,799)		18,999,799
Promissory Note--3.2%

Goldman Sachs Group Inc.
5.07%, 6/17/08
(cost $10,000,000)	10,000,000	10,000,000
Short-Term Bank Notes--1.6%

Bank of America N.A.
5.31%, 10/12/07
(cost $5,000,000)	5,000,000	5,000,000
Time Deposits--4.8%

National City Bank, Cleveland, OH (Grand Cayman)
4.88%, 10/1/07
(cost $15,000,000)	15,000,000	15,000,000
Repurchase Agreements--38.8%

Banc of America Securities LLC
5.12%, dated 9/28/07, due 10/1/07 in the amount of
$10,004,267 (fully collateralized by $88,192,886
Federal Home Loan Mortgage Corp., Participation
Certificates, .873%-5%, due 5/15/25-6/15/36, value
$10,200,000)	10,000,000	10,000,000
Barclays Financial LLC
5.05%-5.35%, dated 9/28/07, due 10/1/07 in the amount
of $20,008,667 (fully collateralized by $8,272,480
Corporate Bonds, 8%, due 5/30/31, value $10,300,000
and $10,118,000 Federal Farm Credit Bank, Notes,
4.875%, due 12/16/15, value $10,200,892)	20,000,000	20,000,000
Bear Stearns Cos. Inc.
5.40%, dated 9/28/07, due 10/1/07 in the amount of
$10,004,500 (fully collateralized by $14,865,000
Corporate Bonds, 7.629%, due 7/25/36, value
$10,303,239)	10,000,000	10,000,000
Deutsche Bank Securities
5.37%, dated 9/28/07, due 10/1/07 in the amount of
$10,004,475 (fully collateralized by $10,873,031
Corporate Bonds, 5.431%, due 9/25/47, value
$10,300,001)	10,000,000	10,000,000
Greenwich Capital Markets
5.10%-5.35%, dated 9/28/07, due 10/1/07 in the amount
of $20,008,708 (fully collateralized by $19,560,000
Federal National Mortgage Association, 6%-8.933%, due

4/1/37-7/25/37, value $20,404,502)	20,000,000	20,000,000
HSBC USA Inc
5.35%, dated 9/28/07, due 10/1/07 in the amount of
$10,004,458 (fully collateralized by $21,222,000
Corporate Bonds, 6.50%-8%, due 6/26/36-8/26/36, value
$10,302,897)	10,000,000	10,000,000
J.P. Morgan Chase & Co.
5.37%, dated 9/28/07, due 10/1/07 in the amount of
$10,004,475 (fully collateralized by $10,300,000
Corporate Bonds, 7.086%, due 7/18/11, value
$10,300,206)	10,000,000	10,000,000
Merrill Lynch & Co. Inc.
5.35%, dated 9/28/07, due 10/1/07 in the amount of
$10,004,458 (fully collateralized by $12,455,000
Corporate Bonds, 8.90%, due 1/15/32, value
$10,500,154)	10,000,000	10,000,000
Morgan Stanley
5.35%, dated 9/28/07, due 10/1/07 in the amount of
$10,004,458 (fully collateralized by $9,765,095
Corporate Bonds, 0%-7.68%, due 2/28/11-2/14/41, value
$10,322,892)	10,000,000	10,000,000
UBS Securities LLC
5.40%, dated 9/28/07, due 10/1/07 in the amount of
$10,004,500 (fully collateralized by $10,255,000
Corporate Bonds, 4.608%, due 11/16/07, value
$10,300,286)	10,000,000	10,000,000
Total Repurchase Agreements
(cost $120,000,000)		120,000,000
Total Investments (cost $310,040,714)	100.1%	310,040,714
Liabilities, Less Cash and Receivables	(.1%)	(370,528)
Net Assets	100.0%	309,670,186

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $80,594,289 or 26.0% of net assets.
b	Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--136.3%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.1%
Raytheon,
Sr. Notes	5.50	11/15/12	210,000	212,582
Agricultural--.5%
Philip Morris,
Debs.	7.75	1/15/27	805,000	991,697
Asset-Backed Ctfs./Auto Receivables--1.9%
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	270,000 a	265,064
Ford Credit Auto Owner Trust,
Ser. 2005-A; Cl. A4	3.72	10/15/09	760,000	754,034
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	650,000	646,877
Ford Credit Auto Owner Trust,
Ser 2005-C, Cl. C	4.72	2/15/11	240,000	237,930
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	215,000	212,230
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	250,000 a	240,310
Hyundai Auto Receivables Trust,
Ser. 2007-A, Cl. A3A	5.04	1/17/12	300,000	299,986
Wachovia Automobile Loan Owner
Trust, Ser. 2007-1, Cl. D	5.65	2/20/13	610,000	590,999
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	325,000	322,855
				3,570,285
Asset-Backed Ctfs./Credit Cards--3.3%
American Express Credit Account
Master Trust, Ser. 2007-6,
Cl. C	6.14	1/15/13	1,400,000 a,b	1,350,468
BA Credit Card Trust,
Ser. 2007-C1, Cl. C1	6.04	6/15/14	1,725,000 b	1,639,828
Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	6.04	1/9/12	2,675,000 b	2,607,248
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-1,
Cl. 1A6A	5.86	2/25/37	580,000	578,308
				6,175,852
Asset-Backed Ctfs./Home Equity Loans--5.2%
Accredited Mortgage Loan Trust,
Ser. 2006-1, Cl. A1	5.19	4/25/36	129,396 b	129,195
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	525,000 b	511,290
Carrington Mortgage Loan Trust,
Ser. 2006-RFC1, Cl. A1	5.17	5/25/36	159,961 b	159,377
Centex Home Equity,
Ser. 2006-A, Cl. AV1	5.18	6/25/36	68,323 b	68,239
Citicorp Residential Mortgage
Securities, Ser. 2006-2, Cl. A2	5.56	9/25/36	950,000 b	942,127
Citicorp Residential Mortgage
Securities, Ser. 2006-2,
Cl. A1A	5.87	9/25/36	456,569 b	454,415
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A1	5.96	7/25/36	962,107 b	958,116

Citicorp Residential Mortgage
Securities, Ser. 2007-2,
Cl. A1A	5.98	6/25/37	1,055,819 b	1,051,419
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. M8	7.00	6/25/37	100,000 b	57,845
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. M9	7.00	6/25/37	350,000 b	220,346
Countrywide Asset-Backed
Certificates, Ser. 2006-SPS1,
Cl. A	5.24	12/25/25	699,705 b	490,101
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF1B	5.45	12/25/35	94,718 b	94,347
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	72,726 b	72,456
First NLC Trust,
Ser. 2005-3, Cl. AV2	5.36	12/25/35	182,152 b	181,691
GSAA Trust,
Ser. 2006-7, Cl. AV1	5.21	3/25/46	345,658 b	345,224
GSAMP Trust,
Ser. 2006-S4, Cl. A1	5.22	5/25/36	175,466 b	167,569
J.P. Morgan Mortgage Acquisition,
Ser. 2006-CW1, Cl. A2	5.17	5/25/36	110,671 b	110,350
J.P. Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	5.42	4/1/37	814,491 b	808,503
Morgan Stanley ABS Capital I,
Ser. 2006-HE3, Cl. A2A	5.17	4/25/36	109,121 b	108,781
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	285,000 b	288,734
Newcastle Mortgage Securities
Trust, Ser. 2006-1, Cl. A1	5.20	3/25/36	260,283 b	259,231
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	464,218 b	459,397
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-D, Cl. A1	5.36	1/25/36	142,254 b	141,571
Renaissance Home Equity Loan
Trust, Ser. 2006-2, Cl. AF1	6.00	8/25/36	245,374 b	244,558
Residential Asset Securities,
Ser. 2006-EMX4, Cl. A1	5.17	6/25/36	232,240 b	231,401
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	139,221 b	103,189
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI2	5.50	3/25/36	140,000 b	138,741
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M3	5.83	5/25/35	158,592 b	156,092
Sovereign Commercial Mortgage
Securities, Ser. 2007-C1, Cl. D	5.83	7/22/30	270,000 a,b	233,807
Specialty Underwriting &
Residential Finance,
Ser. 2006-BC2, Cl. A2A	5.19	2/25/37	399,229 b	396,810
Wells Fargo Home Equity Trust,
Ser. 2006-1, Cl. A1	5.16	5/25/36	101,675 b	101,561
				9,686,483
Asset-Backed Ctfs./Manufactured Housing--.3%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	264,114	274,033
Origen Manufactured Housing,

Ser. 2005-B, Cl. A1	5.25	2/15/14	225,971	225,448
				499,481
Automobile Manufacturers--.1%
DaimlerChrysler N.A. Holding,
Notes	4.88	6/15/10	175,000	173,122
Banks--7.7%
Barclays Bank,
Sub. Notes	5.93	9/29/49	155,000 a,b,c	147,312
Barclays Bank,
Jr. Sub. Bonds	7.43	9/29/49	100,000 a	106,459
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	260,000	254,150
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	245,000 a,b	226,484
Colonial Bank,
Sub. Notes	6.38	12/1/15	500,000	494,712
Colonial Bank,
Sub. Notes	8.00	3/15/09	140,000	145,537
Glitnir Banki,
Sub. Notes	6.69	6/15/16	270,000 a,b	276,167
ICICI Bank,
Bonds	5.90	1/12/10	250,000 a,b	247,972
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	190,000	192,378
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	275,000 b	264,122
Marshall & Ilsley Bank,
Sub. Notes, Ser. BN	5.85	12/4/12	1,750,000 b	1,753,806
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	620,000	645,259
Northern Rock,
Sub. Notes	5.60	4/29/49	535,000 a,b	374,973
Regions Financial,
Sr. Notes	5.44	8/8/08	825,000 b	823,092
Resona Bank,
Notes	5.85	9/29/49	255,000 a,b	240,218
Royal Bank of Scotland,
Bonds	6.99	10/29/49	630,000 a,b,d	641,699
Shinsei Finance Cayman,
Jr. Sub. Bonds	6.42	1/29/49	475,000 a,b	441,151
Societe Generale,
Sub. Notes	5.92	4/29/49	200,000 a,b	189,797
Sovereign Bancorp,
Sr. Notes	4.80	9/1/10	525,000 b	513,258
Sovereign Bancorp,
Sr. Unscd. Notes	5.44	3/23/10	370,000 b	370,204
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	435,000 b	427,225
USB Capital IX,
Gtd. Notes	6.19	4/15/49	940,000 b,c	941,360
Wachovia Bank,
Sub. Notes	5.00	8/15/15	495,000	467,625
Wachovia,
Sub. Notes	6.38	1/15/09	610,000	619,998
Washington Mutual,
Notes	5.66	1/15/10	475,000 b	460,905
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	290,000	300,240
Wells Fargo Bank N.A.,
Sub. Notes	7.55	6/21/10	1,910,000	2,027,633

Zions Bancorporation,
Sr. Unscd. Notes	5.48	4/15/08	365,000 b	365,293
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	465,000	467,782
				14,426,811
Building & Construction--.2%
Masco,
Sr. Unscd. Notes	6.00	3/12/10	240,000 b	236,970
Owens Corning,
Gtd. Notes	6.50	12/1/16	125,000 b	120,933
				357,903
Chemicals--.6%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	125,000	129,688
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	425,000	423,029
Lubrizol,
Sr. Notes	4.63	10/1/09	445,000	441,573
Rohm & Haas Holdings,
Unsub. Notes	5.60	3/15/13	145,000	144,736
				1,139,026
Commercial & Professional Services--.3%
ERAC USA Finance,
Bonds	5.60	5/1/15	310,000 a	300,256
ERAC USA Finance,
Notes	5.61	4/30/09	110,000 a,b	109,336
ERAC USA Finance,
Notes	7.95	12/15/09	210,000 a	222,183
				631,775
Commercial Mortgage Pass-Through Ctfs.--8.9%
Banc of America Commercial
Mortgage, Ser. 2005-2, Cl. A2	4.25	7/10/43	831,011	827,167
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	190,000	189,953
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	5.40	4/25/36	99,313 a,b	97,802
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	5.49	4/25/34	177,923 a,b	177,430
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.71	12/25/33	176,797 a,b	174,076
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B2	6.60	7/25/36	420,846 a,b	420,494
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	8.13	11/25/35	114,527 a,b	115,903
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B3	8.63	1/25/36	82,896 a,b	75,842
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14,
Cl. AAB	5.17	12/11/38	1,125,000	1,103,926
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW13,
Cl. A3	5.52	9/11/41	200,000	200,522
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-T24,
Cl. AAB	5.53	10/12/41	500,000	499,694
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.87	9/11/38	430,000 b	436,067
Capco America Securitization,
Ser. 1998-D7, Cl. A1B	6.26	10/15/30	432,637	435,857

Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A2	5.41	1/15/46	340,000	342,623
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	5.94	5/15/23	425,000 a,b	423,578
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	190,000 a	188,387
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	505,000 a	501,389
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	240,000 a	235,747
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	350,000 a	343,602
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	340,000 a	337,671
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	170,000 a	167,348
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. B	6.05	3/6/20	1,065,000 a,b	1,057,808
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	6.24	3/6/20	395,000 a,b	388,673
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	6.85	3/6/20	225,000 a,b	215,734
Greenwich Capital Commercial
Funding, Ser. 2007-GG9, Cl. AAB	5.44	3/10/39	900,000	891,325
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	340,000	331,346
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	725,000	727,230
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP7, Cl. ASB	6.07	4/15/45	425,000 b	435,081
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2	4.96	7/12/38	505,000	504,055
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.40	11/12/37	165,000 b	166,093
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2	5.09	10/12/52	500,000	499,976
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. AAB	5.33	12/15/43	935,000	924,438
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A3	5.71	7/12/44	915,000	926,990
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A2	5.80	6/11/42	380,000 b	386,194
Nationslink Funding Corporation,
Ser. 1998-2, Cl. A2	6.48	8/20/30	267,452	268,586
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	135,000 a	132,206
TIAA Real Estate,
Ser. 2007-C4, Cl. A3	6.10	8/15/39	325,000 b	331,873
Washington Mutual Commercial
Mortgage Securities Trust,
Ser. 2003-C1A, Cl. A	3.83	1/25/35	1,302,547 a	1,275,960

				16,758,646
Diversified Financial Services--11.7%
American Express Credit,
Notes	5.88	11/9/09	315,000 b	313,479
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	233,000 b	239,127
Amvescap,
Gtd. Notes	5.38	2/27/13	250,000	247,450
Bear Stearns,
Notes	3.25	3/25/09	1,900,000 c	1,834,157
Bear Stearns,
Sr. Unscd. Notes	5.50	8/15/11	475,000	470,086
Boeing Capital,
Sr. Notes	7.38	9/27/10	490,000	523,349
Capmark Financial Group,
Gtd. Notes	5.88	5/10/12	550,000 a	501,388
Countrywide Financial,
Gtd. Notes	5.80	6/7/12	355,000	333,069
Countrywide Home Loans,
Gtd. Notes	3.25	5/21/08	250,000	240,974
Credit Suisse First Boston USA,
Notes	4.13	1/15/10	1,910,000	1,877,263
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	5/29/49	426,000 b	403,670
Credit Suisse USA,
Sr. Unsub. Notes	5.50	8/16/11	730,000	738,055
Ford Motor Credit,
Unscd. Notes	7.38	10/28/09	965,000	946,681
Fuji JGB Investment,
Sub. Bonds	9.87	12/29/49	425,000 a,b	436,263
General Electric Capital,
Sr. Notes	5.46	10/21/10	945,000 b	935,140
Glencore Funding,
Gtd. Notes	6.00	4/15/14	260,000 a	256,429
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	315,000 b	298,366
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	195,000	189,535
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	625,000 b	594,174
HSBC Finance,
Notes	5.50	1/19/16	495,000	481,458
Janus Capital Group,
Notes	6.25	6/15/12	350,000	355,182
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	680,000	610,953
John Deere Capital,
Notes	5.66	9/1/09	310,000 b,c	310,604
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	780,000	761,885
Kaupthing Bank,
Sub. Notes	7.13	5/19/16	225,000 a	227,439
Lehman Brothers Holdings,
Notes	4.25	1/27/10	1,905,000 c	1,846,044
Lehman Brothers Holdings,
Sr. Notes	5.60	8/21/09	620,000 b	605,395
Lehman Brothers Holdings,
Sr. Notes	6.00	7/19/12	155,000 c	157,565
MBNA,
Notes	6.13	3/1/13	750,000	773,498

Merrill Lynch,
Sub. Notes	5.70	5/2/17	740,000	720,760
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,097,000	1,031,846
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	1,215,000	1,200,650
MUFG Capital Finance 1,
Bank Gtd. Bonds	6.35	7/29/49	350,000 b	333,203
Nuveen Investments,
Sr. Unscd. Notes	5.00	9/15/10	59,000	55,777
SLM,
Unscd. Notes, Ser. A	4.50	7/26/10	500,000	468,367
SMFG Preferred Capital,
Sub. Bonds	6.08	1/29/49	525,000 a,b	488,087
Windsor Financing,
Gtd. Notes	5.88	7/15/17	112,637 a	114,712
				21,922,080
Diversified Metals & Mining--.1%
Wellpoint,
Sr. Unsub. Notes	5.88	6/15/17	255,000	253,669
Electric Utilities--2.7%
Cleveland Electric Illumination,
Sr. Unscd. Notes	5.70	4/1/17	500,000	487,357
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. D	5.30	12/1/16	400,000	388,560
Consumers Energy,
First Mortgage Bonds	5.00	2/15/12	655,000	646,335
Enel Finance Internation,
Gtd. Notes	5.70	1/15/13	185,000 a	186,644
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	950,000	963,002
Gulf Power,
Sr. Unsub. Notes, Ser. M	5.30	12/1/16	475,000	461,415
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	605,000	612,936
NiSource Finance,
Gtd. Notes	5.25	9/15/17	375,000	348,702
NiSource Finance,
Gtd. Notes	6.06	11/23/09	260,000 b	258,053
Ohio Power,
Unscd. Notes	5.54	4/5/10	390,000 b	386,144
Southern,
Sr. Unsub. Notes, Ser. A	5.30	1/15/12	290,000	290,063
				5,029,211
Environmental Control--.5%
Allied Waste North America,
Scd. Notes, Ser. B	5.75	2/15/11	175,000	172,813
Allied Waste North America,
Scd. Notes	6.38	4/15/11	140,000	141,050
Republic Services,
Sr. Notes	6.75	8/15/11	365,000	382,133
USA Waste Services,
Sr. Unscd. Notes	7.00	7/15/28	225,000	232,867
				928,863
Food & Beverages--.3%
H.J. Heinz,
Notes	6.43	12/1/20	225,000 a	228,623
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	100,000	103,061
Tyson Foods,

Sr. Unscd. Notes		6.85	4/1/16	200,000 b	207,103
					538,787
Foreign/Governmental--2.0%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.84	6/16/08	660,000 b	657,030
Export-Import Bank of Korea,
Sr. Notes		4.50	8/12/09	575,000	569,073
Federal Republic of Brazil,

Unscd. Bonds	BRL	12.50	1/5/16	1,245,000 c,e	792,643
Republic of Argentina,
Bonds		5.39	8/3/12	1,435,000 b	815,439
Republic of Argentina,
Bonds, Ser. VII		7.00	9/12/13	425,000	371,875
Russian Federation,
Unsub. Bonds		8.25	3/31/10	590,016 a	615,446
					3,821,506
Health Care--.8%
American Home Products,
Unscd. Notes		6.95	3/15/11	325,000 b	340,877
Community Health Systems,
Sr. Notes		8.88	7/15/15	205,000 a	211,663
Coventry Health Care,
Sr. Unscd. Notes		5.95	3/15/17	225,000	217,971
Medco Health Solutions,
Sr. Unscd. Notes		7.25	8/15/13	155,000	163,516
Teva Pharmaceutical Finance,
Gtd. Notes		6.15	2/1/36	325,000	309,798
UnitedHealth Group,
Sr. Unscd. Notes		5.38	3/15/16	250,000	243,704
					1,487,529
Lodging & Entertainment--.1%
MGM Mirage,
Gtd. Notes		8.38	2/1/11	210,000	219,975
Machinery--.2%
Atlas Copco,
Bonds		5.60	5/22/17	185,000 a	182,900
Case New Holland,
Gtd. Notes		7.13	3/1/14	190,000	195,700
					378,600
Media--1.1%
AOL Time Warner,
Gtd. Notes		6.75	4/15/11	480,000	499,298
British Sky Broadcasting,
Gtd. Notes		6.88	2/23/09	510,000	522,056
Comcast,
Gtd. Notes		5.50	3/15/11	530,000	531,433
News America Holdings,
Gtd. Debs.		7.70	10/30/25	425,000	468,624
					2,021,411
Oil & Gas--1.0%
Amerada Hess,
Unscd. Notes		6.65	8/15/11	470,000	491,775
Chesapeake Energy,
Gtd. Notes		7.50	6/15/14	90,000	92,700
Enterprise Products Operating,
Gtd. Notes, Ser. B		5.60	10/15/14	810,000	794,564
Gazprom,
Sr. Unscd. Notes		6.51	3/7/22	420,000 a	416,808
					1,795,847

Packaging & Containers--.2%
Ball,
Gtd. Notes	6.88	12/15/12	120,000	122,100
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	325,000	335,156
				457,256
Paper & Forest Products--.2%
Temple-Inland,
Gtd. Notes	6.88	1/15/18	400,000	390,448
Property & Casualty Insurance--2.1%
Allstate,
Jr. Sub. Debs.	6.50	5/15/67	170,000 b,c	164,295
American International Group,
Sr. Notes	5.05	10/1/15	270,000	258,099
Chubb,
Sr. Unscd. Notes	5.47	8/16/08	950,000	949,250
Hartford Financial Services Group,
Sr. Unscd. Notes	5.55	8/16/08	450,000	451,143
Lincoln National,
Sr. Unscd. Notes	5.78	3/12/10	425,000 b	426,199
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	1,050,000	1,002,607
Nippon Life Insurance,
Notes	4.88	8/9/10	475,000 a	471,027
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	205,000	205,409
				3,928,029
Real Estate Investment Trusts--4.8%
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	525,000	505,159
Arden Realty,
Notes	5.25	3/1/15	350,000	345,501
Avalonbay Communities,
Sr. Unscd. Notes	6.63	9/15/11	245,000	254,940
Boston Properties,
Sr. Notes	5.00	6/1/15	470,000	438,645
Commercial Net Lease Realty,
Sr. Unscd. Notes	6.15	12/15/15	210,000	202,549
Duke Realty,
Notes	3.50	11/1/07	520,000	519,484
Duke Realty,
Sr. Notes	5.88	8/15/12	1,250,000	1,254,218
ERP Operating,
Notes	5.13	3/15/16	350,000	324,916
ERP Operating,
Notes	5.25	9/15/14	85,000	81,207
ERP Operating,
Unscd. Notes	5.38	8/1/16	145,000	136,036
ERP Operating,
Unscd. Notes	5.50	10/1/12	285,000	280,509
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.65	6/1/16	325,000	313,929
Federal Realty Investment Trust,
Notes	6.00	7/15/12	100,000	101,335
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	475,000	456,581
HRPT Properties Trust,
Sr. Unscd. Notes	6.29	3/16/11	238,000 b	238,356
Istar Financial,
Sr. Unscd. Notes	6.07	3/9/10	650,000 b	606,399

Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	185,000	173,440
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	225,000	223,637
Mack-Cali Realty,
Notes	5.25	1/15/12	400,000	394,489
Mack-Cali Realty,
Bonds	5.80	1/15/16	400,000	386,326
Regency Centers,
Gtd. Notes	5.25	8/1/15	145,000	137,366
Regency Centers,
Sr. Unscd. Notes	5.88	6/15/17	120,000	116,017
Simon Property Group,
Unsub. Notes	5.00	3/1/12	550,000	534,203
Simon Property Group,
Unscd. Notes	5.75	5/1/12	150,000	149,962
Socgen Real Estate,
Bonds	7.64	12/29/49	935,000 a,b	935,000
				9,110,204
Residential Mortgage Pass-Through Ctfs.--3.7%
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	6.83	4/25/36	104,422 a,b	96,194
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	195,383 b	195,920
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	76,954 b	76,786
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	950,000 b	944,208
Citigroup Mortgage Loan Trust,
Ser. 2006-WF1, Cl. A2A	5.70	3/25/36	27,210 b	27,155
CSAB Mortgage Backed Trust,
Ser. 2006-3, Cl. A1A	6.00	11/25/36	1,134,250 b	1,135,250
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	1,921,741	1,947,780
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.48	5/25/36	272,402 b	268,225
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B2	6.05	6/25/36	69,860 b	55,298
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25, Cl. 4A2	6.14	9/25/36	724,992 b	729,340
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	425,000 b	410,889
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	475,000 b	463,310
Washington Mutual Pass-Through
Certificates, Ser. 2005-AR4,
Cl. A4B	4.67	4/25/35	575,000 b	569,094
				6,919,449
Retail--.5%
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	155,000	157,148
CVS Caremark,
Sr. Unscd. Notes	5.92	6/1/10	250,000 b	249,326
Delhaize Group,
Sr. Unscd. Notes	6.50	6/15/17	125,000 a	126,291
Federated Retail Holdings,
Gtd. Bonds	5.35	3/15/12	90,000	88,342
Federated Retail Holdings,
Gtd. Notes	5.90	12/1/16	160,000	153,381

Lowe's Companies,
Sr. Unscd. Notes	5.60	9/15/12	110,000	111,198
				885,686
State/Territory Gen Oblg--1.9%
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	400,000	372,716
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	1,425,000	1,408,157
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.54	6/1/34	375,000 b	357,454
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	720,000	685,836
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	735,000	723,600
				3,547,763
Steel--.1%
US Steel,
Sr. Unsub. Notes	5.65	6/1/13	205,000	201,300
Telecommunications--1.3%
AT & T,
Sr. Notes	5.65	5/15/08	380,000 b	380,065
AT & T,
Sr. Unscd. Notes	7.30	11/15/11	440,000 b	473,105
AT & T,
Sr. Unsub. Notes	8.75	3/1/31	235,000	298,362
KPN,
Sr. Unsub. Bonds	8.38	10/1/30	210,000	242,424
Nextel Communications,
Gtd. Notes, Ser. F	5.95	3/15/14	280,000	267,669
Qwest,
Notes	8.88	3/15/12	30,000 b	32,888
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	375,000	381,841
Time Warner Cable,
Sr. Unscd. Notes	5.85	5/1/17	255,000 a	248,360
Verizon Global Funding,
Notes	7.75	6/15/32	110,000	127,336
				2,452,050
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	400,000	403,923
U.S. Government Agencies--4.9%
Federal Home Loan Mortgage Corp.,
Notes	5.13	8/23/10	8,960,000	9,132,937
U.S. Government Agencies/Mortgage-Backed--34.7%
Federal Home Loan Mortgage Corp.:
5.00%			420,000 f	411,533
5.50%			10,055,000 f	9,842,840
3.50%, 9/1/10			159,644	153,340
Multiclass Mortgage
Participation Ctfs.
(Interest Only), Ser. 2764,
Cl. IT, 5.00%, 6/15/27			7,390,400 g	841,857
Federal National Mortgage Association:

5.00%	19,435,000 f	18,615,889
6.00%	20,775,000 f	20,843,346
4.00%, 5/1/10	792,835	774,655
5.50%, 9/1/34	328,341	322,316
7.00%, 6/1/29 - 9/1/29	100,642	104,896
Multiclass Mortgage
Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%,
12/15/32	721,234	675,729
Government National Mortgage Association I:
5.50%, 4/15/33 - 3/15/34	2,743,376	2,709,181
8.00%, 9/15/08	844	845
Ser. 2004-23, Cl. B, 2.95%,
3/16/19	1,395,564	1,352,274
Ser. 2007-46, Cl. A, 3.14%,
11/16/29	421,690	411,600
Ser. 2005-90, Cl. A, 3.76%,
9/16/28	780,711	761,329
Ser. 2006-67, Cl. A, 3.95%,
10/6/11	984,345	962,026
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	475,422	465,182
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	112,413	110,695
Ser. 2007-52, Cl. A, 4.05%,
10/16/25	578,518	563,694
Ser. 2006-66, Cl. A, 4.09%,
1/16/30	933,636	915,329
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	957,632	941,709
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	665,507	654,659
Ser. 2006-55, Cl. A, 4.25%,
7/16/29	850,079	834,851
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	671,426	663,000
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	542,236	535,679
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	1,000,000	1,004,802
Government National Mortgage Association II
7.00%, 9/20/28 - 7/20/29	17,915	18,726
		65,491,982
U.S. Government Securities--32.1%
U.S. Treasury Bonds
4.50%, 2/15/36	6,611,000 c	6,269,608
5.00%, 5/15/37	3,528,000 d	3,620,060
U.S. Treasury Notes
4.13%, 8/31/12	5,145,000 d	5,125,711
4.38%, 12/31/07	245,000 h	245,287
4.50%, 5/15/10	4,225,000 c	4,279,464
4.63%, 12/31/11	4,238,000 c	4,313,491
4.63%, 11/15/16	6,794,000 c	6,829,567
4.75%, 8/15/17	20,104,000 d	20,380,450
5.13%, 6/30/08	9,159,000 c	9,226,978
		60,290,616
Total Bonds and Notes
(cost $258,148,056)		256,232,784
	Face Amount
	Covered by

Options--.0%	Contracts ($)	Value ($)

Call Options
3-Month Floor USD Libor-BBA
Interest Rate, January 2009
@ 4	9,250,000	12,808
Dow Jones CDX.DB
December 2007 @ .45	3,725,000	3,539
U.S. Treasury 5 Year Note
October 2007 @ 107	5,200,000	28,438
Total Options
(cost $54,019)		44,785
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)

U.S. Treasury Bills
4.13%, 12/6/07
(cost $247,115)	249,000 [i]	247,324

Other Investment--4.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,958,000)	8,958,000 [j]	8,958,000

Investment of Cash Collateral for
Securities Loaned--19.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $36,100,784)	36,100,784 [j]	36,100,784

Total Investments (cost $303,507,974)	160.4%	301,583,677
Liabilities, Less Cash and Receivables	(60.4%)	(113,512,207)
Net Assets	100.0%	188,071,470

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $ 17,686,580 or 9.4% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	All or a portion of these securities are on loan. At September 30, 2007, the total market value of the fund's securities on loan is $35,187,178 and the total market value of the collateral held by the fund is $36,100,784.
d	Purchased on a delayed delivery basis.
e	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
f	Purchased on a forward commitment basis.
g	Notional face amount shown.
h	Partially held by the custodian in a segregated account as collateral for open financial futures positions.
i	All or partially held by a broker as collateral for open financial futures positions.
j	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
September 30, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2007 ($)

Financial Futures Long
U.S. Treasury 5 year Notes	190	20,335,938	December 2007	50,953
Financial Futures Short
U.S. Treasury 2 year Notes	99	(20,497,641)	December 2007	(46,672)
U.S. Treasury 10 year Notes	335	(36,609,219)	December 2007	150,695
U.S. Treasury 30 year Bonds	16	(1,781,500)	December 2007	11,500
				166,476

STATEMENT OF OPTIONS WRITTEN
September 30, 2007 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options
Call Options:
CDX Option DB
December 2007 @ .4	7,450,000	(3,539)
U.S. Treasury 5 Year Note
October 2007 @ 108	5,200,000	(10,563)

Put Options
U.S. Treasury 5 Year Note
October 2007 @ 106	5,200,000	(8,938)
(Premiums received $39,062)		(23,039)

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
Chief Executive Officer

Date:	November 26, 2007

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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